Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks		$ 61,192	$ 53,542
Investment securities
Held-to-maturity (fair value $74,088 and $77,874, respectively)		84,045	88,740
Available-for-sale ($338 and $858 pledged as collateral, respectively)	[1]	69,706	72,910
Loans held for sale (including $2,011 and $1,849 of mortgage loans carried at fair value, respectively)		2,201	2,200
Loans
Total loans		373,835	388,213
Less allowance for loan losses		(7,379)	(6,936)
Net loans		366,456	381,277
Premises and equipment		3,623	3,858
Goodwill		12,489	12,373
Other intangible assets		6,084	7,155
Other assets (including $3,548 and $702 of trading securities at fair value pledged as collateral, respectively)	[1]	57,695	52,750
Total assets		663,491	674,805
Deposits
Noninterest-bearing		89,989	137,743
Interest-bearing (including $2,818 of time deposits carried at fair value at December 31, 2023)		422,323	387,233
Total deposits		512,312	524,976
Short-term borrowings		15,279	31,216
Long-term debt		51,480	39,829
Other liabilities		28,649	27,552
Total liabilities		607,720	623,573
Shareholders’ equity
Preferred stock		6,808	6,808
Common stock, par value $0.01 a share — authorized: 4,000,000,000 shares; issued: 2023 and 2022—2,125,725,742 shares		21	21
Capital surplus		8,673	8,712
Retained earnings		74,026	71,901
Less cost of common stock in treasury: 2023 — 567,732,687 shares; 2022 — 594,747,484 shares		(24,126)	(25,269)
Accumulated other comprehensive income (loss)		(10,096)	(11,407)
Total U.S. Bancorp shareholders’ equity		55,306	50,766
Noncontrolling interests		465	466
Total equity		55,771	51,232
Total liabilities and equity		663,491	674,805
Commercial | Commercial
Loans
Total loans		131,881	135,690
Commercial | Commercial real estate
Loans
Total loans		53,455	55,487
Consumer | Residential mortgages
Loans
Total loans		115,530	115,845
Consumer | Credit card
Loans
Total loans		28,560	26,295
Consumer | Other retail
Loans
Total loans		$ 44,409	$ 54,896

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.